Income Taxes Expenses - Uncertainties on application of income tax law in PRC (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficit	$ (214,842,438)	$ (200,965,075)
Deferred tax liability for the PRC dividend withholding taxes	$ 0	0	$ 0
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%
Statute of limitations period for underpayment of taxes due to computational errors	3 years
Extended period of statute of limitations under special circumstances	5 years
Minimum underpayment of tax liability for special circumstance	$ 15,685			¥ 0.1
Statute of limitations period for related party transactions	10 years
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
PRC | Subsidiaries and VIEs
Income Taxes Expense
Aggregate accumulated deficit	$ 100,275,583	115,319,815	93,453,672
Hong Kong | Subsidiaries
Income Taxes Expense
Aggregate accumulated deficit	$ 28,520,674	$ 37,179,946	$ 27,463,453